STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Mars Acquisition Corporation ORDINARY SHARES	Mars Acquisition Corporation ADDITIONAL PAID-IN CAPITAL	Mars Acquisition Corporation RETAINED EARNINGS (ACCUMULATED DEFICIT)	Mars Acquisition Corporation	RETAINED EARNINGS (ACCUMULATED DEFICIT)	Total
Increase (Decrease) in Stockholders' Equity
Net (loss)					$ (15,279,488)	$ (15,279,488)
Balance at the beginning at Sep. 30, 2022	$ 216	$ 24,784	$ (50,210)	$ (25,210)
Balance as of beginning (in units) at Sep. 30, 2022	1,725,000
Increase (Decrease) in Stockholders' Equity
Issuance of private placement shares	$ 49	3,909,951		3,910,000
Issuance of private placement shares (in shares)	391,000
Issuance of representative shares	$ 34	2,724,893		2,724,927
Issuance of representative shares (in shares)	276,000
Fair value of rights		876,833		876,833
Offering costs		430,921		430,921
Remeasurement of ordinary shares subject to redemption		$ (7,105,540)	(1,324,733)	(8,430,273)
Net (loss)			1,686,238	1,686,238
Balance at the end at Sep. 30, 2023	$ 299		311,295	311,594
Balance as of ending (in units) at Sep. 30, 2023	2,392,000
Increase (Decrease) in Stockholders' Equity
Net (loss)					(29,170,736)	(29,170,736)
Balance at the end at Sep. 30, 2023	$ 299		311,295	311,594
Balance as of ending (in units) at Sep. 30, 2023	2,392,000
Increase (Decrease) in Stockholders' Equity
Net (loss)					(35,532,791)	(35,532,791)
Net (loss)					(7,914,338)	(7,914,338)
Balance at the end at Sep. 30, 2023	$ 299		311,295	311,594
Balance as of ending (in units) at Sep. 30, 2023	2,392,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of ordinary shares subject to redemption			(2,171,209)	(2,171,209)
Net (loss)			997,837	997,837
Balance at the end at Sep. 30, 2024	$ 299		(862,077)	(861,778)
Balance as of ending (in units) at Sep. 30, 2024	2,392,000
Increase (Decrease) in Stockholders' Equity
Net (loss)					(47,576,985)	(47,576,985)
Balance at the end at Sep. 30, 2024	$ 299		(862,077)	(861,778)
Balance as of ending (in units) at Sep. 30, 2024	2,392,000
Increase (Decrease) in Stockholders' Equity
Net (loss)					$ (23,432,428)	$ (23,432,428)
Balance at the end at Sep. 30, 2024	$ 299		$ (862,077)	$ (861,778)
Balance as of ending (in units) at Sep. 30, 2024	2,392,000